Fair Value Measurements - Schedule of inputs into the Monte Carlo simulation (FY) (Details) - USD ($)	1 Months Ended	8 Months Ended	9 Months Ended
	Dec. 22, 2021	Dec. 31, 2021	Sep. 30, 2022
Input
Risk-free interest rate	1.33%	1.37%	4.03%
Expected term (years)	6 years 3 months 7 days	6 years 3 months	5 years 6 months 21 days
Expected volatility	11.40%	10.80%	3.00%
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Fair value of Common stock (in Dollars)	$ 9.01	$ 9.07	$ 9.94